Organization and nature of business - Details of the subsidiaries (Details)	6 Months Ended
Mar. 31, 2022
FAMI.
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
Principal Activities	Holding company
Farmmi International
Organization and nature of business
Entity Incorporation, Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Enterprise
Organization and nature of business
Entity Incorporation, Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Technology
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jun. 06, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Suyuan Agriculture.
Organization and nature of business
Entity Incorporation, Date of Incorporation	Dec. 08, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
FLS Mushroom
Organization and nature of business
Entity Incorporation, Date of Incorporation	Mar. 25, 2011
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Light processing and distribution of dried mushrooms
Forest Food.
Organization and nature of business
Entity Incorporation, Date of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Dehydrating, further processing and distribution of edible fungus
Farmmi E-Commerce
Organization and nature of business
Entity Incorporation, Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech
Organization and nature of business
Entity Incorporation, Date of Incorporation	Apr. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Research and development of mushroom powder and mushroom extract
Farmmi Ecology
Organization and nature of business
Entity Incorporation, Date of Incorporation	Apr. 25, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Supply Chain
Organization and nature of business
Entity Incorporation, Date of Incorporation	May 11, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agricultural products supply chain
Farmmi Heath Development
Organization and nature of business
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Health development
Farmmi Medical Health
Organization and nature of business
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Medical health
Farmmi Holdings
Organization and nature of business
Entity Incorporation, Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Yitang Mediservice
Organization and nature of business
Entity Incorporation, Date of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical services
Jiangxi Xiangbo
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership	100.00%
Principal Activities	Holding company
Yudu Yada
Organization and nature of business
Entity Incorporation, Date of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership	100.00%
Principal Activities	Forestry development
Guoning Zhonghao
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jun. 15, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agriculture exporting
Nongyuan Network.
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jul. 07, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	0.00%
Principal Activities	Trading
Yiting Meditech
Organization and nature of business
Entity Incorporation, Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical technology
Yifeng Medihealth.
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jan. 10, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical health
Yilong Enterprise
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jan. 10, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Management services
YF YL MediTech
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jan. 19, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical technology
YT SK Medihealth
Organization and nature of business
Entity Incorporation, Date of Incorporation	Jan. 19, 2022
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership (VIE)	100.00%
Principal Activities	Medical health